Cover	Nov. 08, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	001-39935
Entity Registrant Name	BIOTECH ACQUISITION COMPANY
Entity Central Index Key	0001825413
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	545 West 25th Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	227-1905
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	BIOT
Security Exchange Name	NASDAQ